Note 9 - Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	Debt:

As of December 31, 2013 the Company had no indebtedness and hence no requirements stemming from loan covenants.

As of June 30, 2014, the Company’s outstanding balance under its credit facility with Alpha Bank of Greece is $20,125. The credit facility was entered into for the financing of the vessel M/T Eships Taweelah and is repayable in 20 consecutive semi-annual installments of $706 each, commending November 28, 2014 plus a balloon installment of $6,005 payable together with the last installment in May 2024.

The facility is presented in the accompanying unaudited interim condensed consolidated balance sheets as follows:

	December 31, 2013	June 30, 2014
Current portion of long term debt (net of unamortized financing fees of $26)	-	1,386
Long term debt (net of unamortized financing fees of $164)	-	18,549
Total	-	19,935

The facility bears interest at LIBOR plus a margin of 3.75%. The applicable one-month LIBOR as of June 30, 2014 was 0.15%.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of EBITDA to net interest expenses of not less than 2:1, (iii) a ratio of total debt to market-adjusted total assets of not more than 70% and (iv) minimum free liquidity of $1,000. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and restrictions on the payment of dividends. As of June 30 2014, the Company was in compliance with the asset maintenance and minimum free liquidity covenants. Under the loan agreement, covenant testing for the other above mentioned covenants will commence from December 31, 2014.

The facility is secured as follows:

•	First priority mortgage over M/T Eships Taweelah;

•	Assignment of insurance and earnings of the mortgaged vessel;

•	Specific assignment of any time charter with duration of more than 12 months;

•	Corporate guarantee of Top Ships Inc.;

•	Pledge of the shares of the shipowning subsidiary;

•	Pledge over the earnings account of the vessel.

Interest Expense: Interest expense for the six months ended June 30, 2013 and 2014 amounted to $2,923 and $24 respectively and is included in Interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss) (Note 15).

Financing Costs: The additions in deferred financing costs amounted to $0 and $191 during the six months ended June 30, 2013 and 2014 respectively. For 2014, this amount relates to a non-recurring arrangement fee of $151 paid to Alpha Bank under the respective facility and another non-recurring financing fee of $40 paid to CSM as per the provisions of the New Letter Agreement between the latter and the Company (see Note 5).

Scheduled Principal Repayments: The annual principal payments required to be made after June 30, 2014, are as follows:

Years	Amount
June 30, 2015	1,412
June 30, 2016	1,412
June 30, 2017	1,412
June 30, 2018	1,412
June 30, 2019	1,412
June 30, 2020 and thereafter	13,065
Less: Unamortized financing fees	(190)
Total	19,935